Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES	NOTE 5:- INVENTORIES
	December 31
	2019	2018

Raw materials	$120	$83
Inventory in progress	1,285	-
Finished goods	4,906	2,791
Net – advances from customers	(904)	-

	$5,407	$2,874